Significant Accounting Policies - Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017
Receivables [Abstract]
Beginning balance	$ 1,180	$ 1,210
Charge during the year	576	486
Written-off	(357)	(516)
Ending balance	$ 1,399	$ 1,180